Document And Entity Information	Oct. 28, 2019
Cover [Abstract]
Entity Registrant Name	Assembly Biosciences, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001426800
Document Period End Date	Oct. 28, 2019
Entity Emerging Growth Company	false
Entity File Number	001-35005
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8729264
Entity Address, Address Line One	11711 N. Meridian St,
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	833
Local Phone Number	509-4583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASMB
Security Exchange Name	NASDAQ